                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ John E. Runnells          Summit, New Jersey   May 11, 2009
   -------------------------------    ------------------   -------------
             [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          11
                                        --------------------

Form 13F Information Table Value Total:       $43,824
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

                          FORM 13F INFORMATIONAL TABLE

     COLUMN 1        COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE       SHARED  NONE
Alsius Corp.         COM             465707107       106    409,432  SH            SOLE       N/A       409,432
Am. Med. Systems     COM             02744M108     4,547    407,847  SH            SOLE       N/A       407,847
Endocare Inc.        COM             29264P104       141    234,721  SH            SOLE       N/A       234,721
Endologix            COM             29266S106     1,393    663,333  SH            SOLE       N/A       663,333
EV3 Inc.             COM             26928A200    26,746  3,767,024  SH            SOLE       N/A     3,767,024
Johnson & Johnson    COM             478160104     4,757     90,438  SH            SOLE       N/A        90,438
McKesson             COM             58155Q103     1,208     34,474  SH            SOLE       N/A        34,474
Micrus Endovascular  COM             59518V102     1,496    250,550  SH            SOLE       N/A       250,550
Orthologic           COM             68750J107        11     20,000  SH            SOLE       N/A        20,000
SenoRx               COM             81724W104     1,966    568,200  SH            SOLE       N/A       568,200
Zix Corp.            COM             98974P100     1,453  1,410,710  SH            SOLE       N/A     1,410,710